Investments in associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2024
Investments in associates and joint ventures
Schedule of investment entities

	June 30,	December 31,
	2024	2023
	(Unaudited)
Joint ventures
Interligação Elétrica do Madeira S.A.	1,721,591	1,705,188
Transmissora Aliança de Energia Elétrica S.A.	1,524,354	1,513,497
Equion Energía Limited	1,104,443	1,037,418
Interligação Elétrica Paraguaçu S.A.	536,726	526,294
Interligação Elétrica Garanhuns S.A.	495,359	500,889
Interligação Elétrica Ivaí S.A.	477,789	456,076
Interligação Elétrica Aimorés S.A.	339,763	335,995
Conexión Kimal Lo Aguirre S.A.	140,755	119,069
Ecodiesel Colombia S.A.	77,978	85,030
Interconexión Eléctrica Colombia Panamá S.A.	10,529	2,544
Transnexa S.A. E.M.A.	8,545	8,545
Derivex S.A.	1,305	1,123
Parques de Río	65	71
Interconexión Eléctrica Colombia Panamá S.A.S E.S.P.	4	4
Consorcio Eléctrico Yapay S.A.	(2,003)	—
	6,437,203	6,291,743
Less impairment:
Equion Energía Limited	(408,183)	(408,183)
Transnexa S.A. E.M.A.	(8,545)	(8,545)
	6,020,475	5,875,015
Associates
Gases del Caribe S.A. E.S.P.	1,528,086	1,527,699
ATP Tower Holdings	752,334	720,332
Gas Natural del Oriente S.A. E.S.P.	145,960	156,353
Gases de la Guajira S.A. E.S.P.	70,237	69,996
E2 Energía Eficiente S.A. E.S.P.	31,500	34,432
Extrucol S.A.	30,154	30,147
Serviport S.A.	9,399	9,399
Sociedad Portuaria Olefinas	4,305	4,658
	2,571,975	2,553,016
Less impairment: Serviport S.A.	(9,399)	(9,399)
	2,562,576	2,543,617
	8,583,051	8,418,632

Schedule of movement of investments in associates and joint ventures

	Associates	Join ventures	Total
Balance as of December 31, 2023	2,543,617	5,875,015	8,418,632
Capitalizations	—	11,601	11,601
Equity method recognized in:
Profit or loss	70,376	315,915	386,291
Equity	48,702	(86,471)	(37,769)
Dividends declared	(100,119)	(95,585)	(195,704)
Balance as of June 30, 2024 (Unaudited)	2,562,576	6,020,475	8,583,051